Label	Element	Value
VALUE LINE ASSET ALLOCATION FUND INC
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	VALUE LINE ASSET ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund’s investment objective is to achieve a high total investment return (current income and capital appreciation) consistent with reasonable risk. For this purpose, risk takes into account volatility and other factors as determined by EULAV Asset Management (the “Adviser”).

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of the Fund. Future expenses may be greater or less. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Institutional Class shares of the Fund, which are not reflected in the tables or the Example below. Please contact your financial intermediary about whether such a commission may apply to your transaction.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example that follows is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To achieve the Fund’s investment objective, the Adviser invests in a broad range of common stocks, bonds and money market instruments. The Adviser attempts to achieve the Fund’s investment objective by following an asset allocation strategy that enables the Adviser to periodically shift the assets of the Fund among three types of securities: (a) common stocks, (b) debt securities with maturities of more than one year that are principally rated investment grade and (c) money market instruments, which the Adviser defines as debt securities with maturities of less than one year. Allocation of the Fund’s assets among these types of securities is determined by the Adviser using data derived from a proprietary stock market model which Value Line, Inc. ("Value Line") developed and other factors which the Adviser deems appropriate. There are no limits on the percentage of the Fund’s assets that can be invested in common stocks, debt or money market securities.
Investment in Debt Securities. The debt securities in which the Fund invests are principally, as measured by the number and total value of purchases, investment grade debt securities issued by U.S. corporations rated within one of the four highest categories of a nationally recognized statistical rating organization (“NRSRO”) (that is, rated BBB or higher by Standard & Poor’s Rating Group or an equivalent rating by another rating organization, or, if not rated, believed by the Adviser to be of equivalent credit quality). On occasion, the Fund may invest in debt securities rated below BBB (commonly referred to as “junk” bonds) which may have certain speculative characteristics and in debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, including mortgage-backed securities issued by government sponsored enterprises as well as fixed income securities of non-U.S. companies issuing dollar-denominated debt. In selecting debt securities, the Adviser evaluates the credit quality of the debt security and its value relative to comparable securities as well as its historic trading level. The Fund may, but need not, sell a debt security if its rating falls below the four highest categories. The Fund may invest in debt securities with either fixed or variable reset terms.
Investment in Equity Securities. The Fund is actively managed by the Adviser. During the investment selection process, the Adviser performs fundamental and quantitative analysis on each company and utilizes the rankings of companies by the Value Line Timeliness™ Ranking System or the Value Line Performance™ Ranking System (the “Ranking Systems”) to assist in selecting equity securities for purchase or sale. The Ranking Systems are proprietary quantitative systems that compare an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest). The universe consists of approximately 1,700 stocks of large-, mid- and small-market capitalization companies for the Value Line Timeliness Ranking System and approximately 1,700 stocks of smaller and mid-sized capitalization companies for the Value Line Performance Ranking System. There are no set limitations of investments in any category or according to a company’s size. While the Adviser utilizes the rankings of companies by the Ranking Systems in selecting stocks for the Fund, it has broad discretion in managing the Fund’s portfolio, including whether and which ranked stocks to include within the Fund’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund’s portfolio. The Adviser analyzes the stocks provided by the Ranking Systems and determines those in which the Fund shall invest and in what amounts such investments shall be made taking into account the potential risk and reward of each investment.
Incidental to its primary investment strategy, the Adviser may seek to hedge the Fund’s interest rate exposure, or to profit from anticipated movements in interest rates, by investing in futures contracts on U.S. government securities (such as interest rate futures on government bonds issued by the U.S.) The Adviser is not registered with the Commodity Futures Trading Commission as a commodity trading advisor or commodity pool operator and limits the aggregate amount of the Fund’s investments in commodity interests (such as futures contracts) to comply with an exemption from such registration.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To achieve the Fund’s investment objective, the Adviser invests in a broad range of common stocks, bonds and money market instruments. The Adviser attempts to achieve the Fund’s investment objective by following an asset allocation strategy that enables the Adviser to periodically shift the assets of the Fund among three types of securities: (a) common stocks, (b) debt securities with maturities of more than one year that are principally rated investment grade and (c) money market instruments, which the Adviser defines as debt securities with maturities of less than one year. Allocation of the Fund’s assets among these types of securities is determined by the Adviser using data derived from a proprietary stock market model which Value Line, Inc. ("Value Line") developed and other factors which the Adviser deems appropriate. There are no limits on the percentage of the Fund’s assets that can be invested in common stocks, debt or money market securities.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow can help you evaluate the potential risks of investing in the Fund. The bar chart shows how returns for the Fund’s Investor Class shares have varied over the past ten calendar years. The table compares the performance of the Investor Class and Institutional Class shares to the performance of a broad-based regulatory index (the S&P 500® Index) and a secondary custom index comprised of the returns of the S&P 500® Index (weighted 60%) and the Bloomberg US Aggregate Bond Index (weighted 40%). The Bloomberg US Aggregate Bond Index measures the performance of U.S. dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow can help you evaluate the potential risks of investing in the Fund. The bar chart shows how returns for the Fund’s Investor Class shares have varied over the past ten calendar years. The table compares the performance of the Investor Class and Institutional Class shares to the performance of a broad-based regulatory index (the S&P 500® Index) and a secondary custom index comprised of the returns of the S&P 500® Index (weighted 60%) and the Bloomberg US Aggregate Bond Index (weighted 40%). The Bloomberg US Aggregate Bond Index measures the performance of U.S. dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	This secondary custom index is composed of a 60% weighting in the S&P 500® Index and a 40% weighting in the Bloomberg US Aggregate Bond Index, calculated on a total return basis with dividends reinvested.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vlfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns of Investor Class (before taxes) as of 12/31 each year (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q2 2020	+13.97%
Worst Quarter:	Q1 2022	–11.05%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.05%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2023
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns included in the table that follows are shown for Investor Class shares only and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Institutional Class shares will vary from those of Investor Class shares shown in the table.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distribution and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the investment period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns included in the table that follows are shown for Investor Class shares only and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns for Institutional Class shares will vary from those of Investor Class shares shown in the table. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

VALUE LINE ASSET ALLOCATION FUND INC | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
VALUE LINE ASSET ALLOCATION FUND INC | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose money.
VALUE LINE ASSET ALLOCATION FUND INC | Growth Style Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Growth Style Risk. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while investors concentrate on other types of stocks, such as “value” stocks.
VALUE LINE ASSET ALLOCATION FUND INC | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The chief risk that you assume when investing in the Fund is market risk which is the possibility that the securities in a certain market will decline in value because of factors such as recessions, changes in interest rates, global trade policies, war, terrorism including cyber terrorism, natural and environmental disasters as well as public health emergencies. Market risk may have a material impact on a single issuer, an industry, a sector of the economy or the market as a whole and could be significant and cause losses.
VALUE LINE ASSET ALLOCATION FUND INC | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. Equity securities represent ownership in a corporation and their prices fluctuate for a number of reasons including issuer-specific events, market perceptions and general movements in the equity markets. The resulting fluctuation in the price of equity securities may take the form of a drastic movement or a sustained trend. If an issuer is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks. Historically, the prices of equity securities have fluctuated more than bond prices.
VALUE LINE ASSET ALLOCATION FUND INC | Sector Allocation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sector Allocation Risk. A sector is a group of selected industries within the economy, such as information technology. The Fund may be overweighted or underweighted in certain sectors, which may cause the Fund’s performance to be more or less sensitive, respectively, to developments affecting those sectors.
VALUE LINE ASSET ALLOCATION FUND INC | Asset Allocation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Asset Allocation Risk. Asset allocation risk is the risk that the Fund’s selection and weighting of different asset classes within its portfolio will favor an asset class that performs poorly relative to other asset classes. Because the Fund’s weightings among different asset classes are expected to change over time, the risks of investing in the Fund may vary substantially depending upon the mix of stocks, debt securities and money market securities in its portfolio.
VALUE LINE ASSET ALLOCATION FUND INC | Interest Rate And Reinvestment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate and Reinvestment Risk. The income on and market price of debt securities fluctuate with changes in interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the market prices of debt securities usually increase, but the Fund’s income tends to decline. Such decline follows quickly for most variable rate securities and eventually for fixed rate securities as the Fund must reinvest the proceeds it receives from existing investments (upon their maturity, prepayment, buy-back, call, etc.) at a lower rate of interest or return. Generally, the market price of debt securities with longer durations or fixed rates of return will fluctuate more in response to changes in interest rates than the market price of shorter-term securities or variable rate debt securities, respectively.
VALUE LINE ASSET ALLOCATION FUND INC | Inflation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Inflation Risk. Debt securities (excluding inflation-indexed securities) are subject to long-term erosion in purchasing power, and such erosion may exceed any return received by the Fund with respect to a debt security.
VALUE LINE ASSET ALLOCATION FUND INC | Credit Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is greater for corporate, mortgage-backed, asset-backed, and foreign government debt securities than for U.S. government debt securities.
VALUE LINE ASSET ALLOCATION FUND INC | Below Investment Grade Credit Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Below Investment Grade Credit Risk. Below investment grade securities (commonly called “high yield” or “junk” bonds) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness or the risky nature of an investment for which limited or no recourse to the issuer is provided. The market prices of these debt securities usually fluctuate more than that of investment grade debt securities and may decline more significantly in periods of general economic difficulty.
VALUE LINE ASSET ALLOCATION FUND INC | Prepayment And Extension Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Prepayment and Extension Risk. Many debt securities give the issuer the option to prepay principal prior to maturity. During periods of falling interest rates, prepayments may accelerate and the Fund may be forced to reinvest the proceeds at a lower interest rate. When interest rates rise, the term of a debt security is at greater risk of extension because rates of prepayments fall and rates of late payments and defaults rise. Extending the duration of a security “locks in” lower interest rates if the extension occurs in a rising interest rate environment.
VALUE LINE ASSET ALLOCATION FUND INC | Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk. Investing in derivatives, including U.S. interest rate futures contracts, may increase the Fund’s volatility and risk of loss. Derivative positions typically are established with a small amount of cash relative to the total amount of investment exposure they generate, so the magnitude of any loss can be much greater than the amount originally invested by the Fund. The success of the Fund’s investments in interest rate futures contracts is dependent on the Adviser’s ability to correctly forecast the movement of interest rates. Even if the Adviser forecasts correctly, however, the success of the investment also depends on adequate correlation between the change in the relevant interest rate and the change in the value of the futures contract to the Fund. To the extent the Fund is investing in derivatives as a hedge, the success further depends on adequate correlation between the change in value of the futures contract and the change in the value of the portfolio position being hedged.
VALUE LINE ASSET ALLOCATION FUND INC | Government Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Fund are not backed by the full faith and credit of the U.S., and are neither issued nor guaranteed by the U.S. Treasury. Even securities that are backed by the full faith and credit of the U.S. may be adversely affected as to market prices and yields if the long-term sovereign credit rating of the U.S. is further downgraded, as it was by Standard & Poor’s in 2011.
VALUE LINE ASSET ALLOCATION FUND INC | Mortgage Backed Asset Backed Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mortgage-Backed/Asset-Backed Securities Risk. Investing in mortgage-backed and asset-backed securities poses additional risks, principally with respect to increased interest rate risk, prepayment risk and extension risk.
VALUE LINE ASSET ALLOCATION FUND INC | Ratings Reliance Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Ratings Reliance Risk. A rating by a NRSRO represents the organization’s opinion as to the credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings by NRSROs present an inherent conflict of interest because such organizations are paid by the entities whose securities they rate.
VALUE LINE ASSET ALLOCATION FUND INC | Ranking Systems Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Ranking Systems Risk. The Adviser’s use of the results of the Ranking Systems in managing the Fund involves the risk that the Ranking Systems may not have the predictive qualities anticipated by the Adviser or that over certain periods of time the price of securities not covered by the Ranking Systems, or lower ranked securities, may appreciate to a greater extent than those securities in the Fund’s portfolio. Quantitative models like the Ranking Systems may not work as anticipated, potentially resulting in lower investment performance or losses to the Fund.
VALUE LINE ASSET ALLOCATION FUND INC | Small And Mid Sized Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small and Mid-Sized Company Risk. Investments in small and mid-sized companies may involve greater risks than investments in larger, more established companies — as a general rule, the smaller the market capitalization of the company, the greater the risk. As compared to larger companies, small and mid-sized companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services, or may operate in less established markets. Accordingly, small and mid-sized company securities may be more sensitive to changing economic, market, and industry conditions and may be more volatile and less liquid than equity securities of larger companies, especially over the short term. Small and mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.
VALUE LINE ASSET ALLOCATION FUND INC | Active Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Active Management Risk. Because the Fund is actively managed, its investment return depends on the ability of the Adviser to manage the Fund’s portfolio successfully. There can be no guarantee that the Adviser’s investment strategies will produce the desired results or that the investment objective of the Fund will be achieved.
VALUE LINE ASSET ALLOCATION FUND INC | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. Certain securities may be difficult or impossible to sell at the time and price that a Fund would like when there is little or no active trading market. If a security cannot be sold by a Fund at a favorable time and price, the Fund may have to lower the price, sell other securities instead, or forgo an investment opportunity in order to obtain liquidity. This could have a negative effect on the Fund’s performance.
VALUE LINE ASSET ALLOCATION FUND INC | Market Disruption Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Disruption Risk. Markets may be impacted by negative external and /or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on the market value of Fund investments could be significant and cause losses. Although the immediate effects have begun to dissipate, the outbreak of respiratory disease caused by the coronavirus COVID-19 has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The Adviser cannot predict the likelihood of occurrence or the effects of similar pandemics and epidemics in the future on the U.S. and other economies, or the investments in the Fund’s portfolio or the potential for success of the Fund.
VALUE LINE ASSET ALLOCATION FUND INC | Foreign Investments Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Investments Risk. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund may invest, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities.
VALUE LINE ASSET ALLOCATION FUND INC | Cybersecurity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. As the use of technology becomes more prevalent in the course of business, the Fund becomes more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Successful cyber-attacks and/or technological malfunctions affecting the Fund or its service providers can result in, among other things, financial losses to the Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Fund information. While measures have been developed which are designed to reduce the risks associated with cybersecurity, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Fund does not directly control the cybersecurity measures of its service providers, financial intermediaries or companies in which it invests or with which it does business.
VALUE LINE ASSET ALLOCATION FUND INC | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
Since Inception	rr_AverageAnnualReturnSinceInception	12.77%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2015
VALUE LINE ASSET ALLOCATION FUND INC | 60/40 S&P 500® Index/ Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.98%	[2]
5 Years	rr_AverageAnnualReturnYear05	9.85%	[2]
10 Years	rr_AverageAnnualReturnYear10	7.94%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	8.20%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2015	[2]
VALUE LINE ASSET ALLOCATION FUND INC | VALUE LINE ASSET ALLOCATION FUND INC
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,294
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	108
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	337
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	585
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,294
Annual Return 2014	rr_AnnualReturn2014	6.93%
Annual Return 2015	rr_AnnualReturn2015	1.09%
Annual Return 2016	rr_AnnualReturn2016	5.77%
Annual Return 2017	rr_AnnualReturn2017	14.93%
Annual Return 2018	rr_AnnualReturn2018	2.03%
Annual Return 2019	rr_AnnualReturn2019	25.40%
Annual Return 2020	rr_AnnualReturn2020	15.24%
Annual Return 2021	rr_AnnualReturn2021	11.86%
Annual Return 2022	rr_AnnualReturn2022	(15.67%)
Annual Return 2023	rr_AnnualReturn2023	21.39%
1 Year	rr_AverageAnnualReturnYear01	21.39%
5 Years	rr_AverageAnnualReturnYear05	10.60%
10 Years	rr_AverageAnnualReturnYear10	8.30%
VALUE LINE ASSET ALLOCATION FUND INC | VALUE LINE ASSET ALLOCATION FUND INC | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.70%
5 Years	rr_AverageAnnualReturnYear05	9.37%
10 Years	rr_AverageAnnualReturnYear10	7.32%
VALUE LINE ASSET ALLOCATION FUND INC | VALUE LINE ASSET ALLOCATION FUND INC | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.43%	[3]
5 Years	rr_AverageAnnualReturnYear05	8.34%	[3]
10 Years	rr_AverageAnnualReturnYear10	6.60%	[3]
VALUE LINE ASSET ALLOCATION FUND INC | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,014
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	84
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	262
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	455
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,014
1 Year	rr_AverageAnnualReturnYear01	21.68%
5 Years	rr_AverageAnnualReturnYear05	10.87%
Since Inception	rr_AverageAnnualReturnSinceInception	9.27%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2015

[1]	Institutional Class inception date.
[2]	This secondary custom index is composed of a 60% weighting in the S&P 500® Index and a 40% weighting in the Bloomberg US Aggregate Bond Index, calculated on a total return basis with dividends reinvested.
[3]	The return after taxes on distribution and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the investment period.